Property and Equipment, Net	12 Months Ended
Dec. 31, 2021
Property and Equipment, Net [Abstract]
PROPERTY AND EQUIPMENT, NET
13.	PROPERTY AND EQUIPMENT, NET

Property and equipment, net consist of the following:

	December 31, 2021	December 31, 2020
Electronic equipment	$137,523	$137,046
Vehicles	131,894	239,641
Office equipment	24,594	27,215
Leasehold improvements	50,805	49,618
Less: Accumulated depreciation	267,743	388,447
	$77,073	$65,073

Depreciation expenses totaled $46,946, $73,894 and $15,184 for the years ended December 31, 2021, 2020 and 2019, respectively. During fiscal year 2021, the Company disposed two vehicles and recorded a gain of $33,246. During fiscal year 2020, the Company disposed of the building and recorded a gain of $137,624.